CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603



                                 June 12, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:          First Trust Active Dividend Income Fund (the "Fund")


To the Commission:

      On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be mailed to shareholders of the Fund on or about July 5, 2013. Please call contact the undersigned at (312) 845-3446 (fax: (312) 701-2361) (e-mail: russell@chapman.com) with any questions or comments regarding this filing.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell